Segment Information - Major Customers By Reporting Segments (Details) - Revenues - Customer concentration risk	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CNOOC Petroleum Europe Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	18.00%	0.00%	19.00%	0.00%
BW Energy Gabon S.A.
Revenue, Major Customer [Line Items]
Percentage of contract revenues	13.00%	2.00%	7.00%	5.00%
PTT Exploration and Production Public Company Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	12.00%	0.00%	24.00%	0.00%
JX Nippon Oil & Gas Exploration (Malaysia) Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	12.00%	0.00%	6.00%	0.00%
Vestigo Petroleum Sdn. Bhd.
Revenue, Major Customer [Line Items]
Percentage of contract revenues	11.00%	0.00%	7.00%	0.00%
Pemex
Revenue, Major Customer [Line Items]
Percentage of contract revenues	7.00%	11.00%	5.00%	10.00%
ExxonMobil
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	26.00%	2.00%	20.00%
National Drilling Company (ADOC)
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	12.00%	0.00%	11.00%
Spirit Energy Production UK Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	7.00%	0.00%	10.00%
ENI
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	12.00%	0.00%	7.00%
Customers accounting for more than 10% of dayrate revenue
Revenue, Major Customer [Line Items]
Percentage of contract revenues	73.00%	70.00%	70.00%	63.00%